Fair Value Measurements	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
At September 30, 2022 and December 31, 2021, the Company’s warrant liability was valued at $885,000 and $7,469,150, respectively. Under the guidance in ASC
815-40,
the Public Warrants and the Private Placement Warrants do not meet the criteria for equity treatment. As such, the Public Warrants and the Private Placement Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement
at each balance sheet date. With each
re-measurement,
the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.
The following table presents fair value information as of September 30, 2022 and December 31, 2021, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the private warrant liability and forward purchase unit liability are classified within Level 3 of the fair value hierarchy. The Company’s transferred the fair value of Public Warrants from a Level 3 measurement to a Level 1 measurement as a result of the Public Warrants detaching from the Units and becoming separately tradable:

	Forward Purchase Units	Public Warrants	Private Placement Warrants	Total Level 3 Financial Instruments

Level 3 financial instruments as of December 31, 2021	$521,184	$—	$1,718,000	$2,239,184
Change in fair value	122,020	—	(482,000)	(359,980)

Level 3 financial instruments as of March 31, 2022	643,204	—	1,236,000	1,879,204
Change in fair value	(332,983)	—	(926,000)	(1,258,983)
Transfer to Level 2	—	—	(310,000)	(310,000)

Level 3 financial instruments as of June 30, 2022	310,221	—	—	310,221
Change in fair value	(210,445)	—	—	(210,445)
Level 3 financial instruments as of September 30, 2022	$99,776	$—	$—	$99,776

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs. (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2022
	Level 1	Level 2	Level 3
Assets
Cash and marketable securities held in trust account	$41,679,745	$—	$—
Liabilities
Public Warrants	$690,000	$—	$—
Private Placement Warrants	$—	$195,000	$—
Forward Purchase Units	$—	$—	$99,776

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash and marketable securities held in trust account	$230,004,784	$—	$—
Liabilities
Public Warrants	$5,751,150	$—	$—
Private Placement Warrants	$—	$—	$1,718,000
Forward Purchase Units	$—	$—	$521,184
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. During the period ended December 31, 2021, the Public Warrants began trading separately on November 1, 2021 at the option of the holder and thus were transferred from Level 3 to Level 1. The Company transferred the Private Placement Warrants from Level 3 to Level 2 during the nine months ended September 30, 2022, as the inputs significant to the valuation became observable as they are benchmarked to those used for the Public Warrants.
The following table presents the changes in the fair value of financial instruments from December 31, 2021 through September 30, 2022:

	Public Warrants	Private Placement Warrants	Forward Purchase Units

Derivative warrant liabilities as of December 31, 2021	$5,751,150	$1,718,000	$521,184
Change in fair value	(1,612,300)	(482,000)	122,020

Derivative warrant liabilities as of March 31, 2022	4,138,850	1,236,000	643,204
Change in fair value	(3,103,850)	(926,000)	(332,983)

Derivative warrant liabilities as of June 30, 2022	1,035,000	310,000	310,221

Change in fair value	(345,000)	(115,000)	(210,445)

Derivative warrant liabilities as of September 30 2022	$690,000	$195,000	$99,776

Measurement
The Company established the initial fair value for the warrants on September 14, 2021, the date of the consummation of the Company’s IPO. The Company used a lattice model and Monte Carlo simulation model to value the warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half
of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B common stock, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption (temporary equity), Class A common stock (permanent equity) and Class B common stock (permanent equity) based on their relative fair values at the initial measurement date.
The key inputs into the lattice model and Monte Carlo simulation model formula were as follows at September 30, 2022 and December 31, 2021:

	Private Placement Warrants
	September 30, 2022	December 31, 2021

Input
Ordinary share price	$9.85	$9.81
Exercise price	$11.50	$11.50

	Private Placement Warrants
	September 30, 2022	December 31, 2021

Risk-free rate of interest	4.01%	1.32%
Volatility	2.46%	9.88%
Term	5.21	5.69
Warrant to buy one share	$0.06	$0.51
Dividend yield	0.00%	0.00%
The forward purchase agreement is a plain vanilla forward contract with delivery of the Units and payment contingent on the consummation of an acquisition. The value per forward purchase unit is determined using the market conversion textbook formula for a forward contract and based upon the exchange closing prices of common stock and the Public Warrants. As the exchange closing price of the Public Warrants implicitly includes a probability of the warrants being worthless in the absence of a Business combination, the observed closing price was grossed up to reflect their value specific to scenarios where a Business Combination is effectuated. The market conversion textbook formula is VF = St – F0 x
e^[-r
x (T-t)] where:

•	V F = Value of forward contract to the long party

•	S t = Asset price at measurement date

•	F 0 = Contractual forward price

•	R = Risk-free rate

•	T-t = Remaining term to expiration
The key inputs into the formula were as follows at September 30, 2022 and December 31, 2021:

	Forward Purchase Liability
	September 30, 2022	December 31, 2021

Input
Implied Unit price	$10.13	$10.10
Contractual forward price	$10.00	$10.00
Risk-free rate of interest	3.20%	0.27%
Remaining term to expiration	0.21	0.69

NOTE 9 — FAIR VALUE MEASUREMENTS
At December 31, 2021, the Company’s warrant liability was valued at $7,469,150. Under the guidance in ASC
815-40,
the Public Warrants and the Private Placement Warrants do not meet the criteria for equity treatment. As such, the Public Warrants and the Private Placement Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement
at each balance sheet date. With each
re-measurement,
the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The following table presents fair value information as of December 31, 2021, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the private warrant liability and forward purchase unit liability are classified within Level 3 of the fair value hierarchy. The Company’s transferred the fair value of Public Warrants from a Level 3 measurement to a Level 1 measurement as a result of the Public Warrants detaching from the Units and becoming separately tradable:

	Forward Purchase Units	Public Warrants	Private Placement Warrants	Total Level 3 Financial Instruments
Derivative warrant liabilities at March 24, 2021 (inception)	$—	$—	$—	$—
Initial fair value at issuance	31,000	10,109,000	3,014,000	13,154,000
Change in fair value	490,184	(4,357,850)	(1,296,000)	(5,163,666)
Transfer of public warrants to Level 1 measurement	—	(5,751,150)	—	(5,751,150)

Level 3 derivative warrant liabilities as of December 31, 2021	$521,184	$—	$1,718,000	$2,239,184

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2021:

	(Level 1)		(Level 2)		(Level 3)
Assets
Cash and marketable securities held in trust account		$230,004,784		$—	$—
Liabilities
Public Warrants		$5,751,150		$—	$—
Private Placement Warrants		$—		$—	$1,718,000
Forward Purchase Units	$		$		$521,184
The following table presents the changes in the fair value of financial instruments from March 24, 2021 (inception) through December 31, 2021:

	Public Warrants	Private Placement Warrants	Forward Purchase Units
Derivative warrant liabilities as of March 24, 2021 (inception)	$—	$—	$—
Initial fair value at issuance date September 14, 2021	10,109,000	3,014,000	31,000
Change in fair value	(4,357,850)	(1,296,000)	490,184

Derivative warrant liabilities as of December 31, 2021	$5,751,150	$1,718,000	$521,184

Measurement
The Company established the initial fair value for the warrants on September 14, 2021, the date of the consummation of the Company’s IPO. The Company used a lattice model and Monte Carlo simulation model to value the warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A Ordinary Share and one-half
of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B Ordinary Shares, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A Ordinary Shares subject to possible redemption (temporary equity), Class A Ordinary Shares (permanent equity) and Class B Ordinary Shares (permanent equity) based on their relative fair values at the initial measurement date.
The key inputs into the lattice model and Monte Carlo simulation model formula were as follows at September 14, 2021 and December 31, 2021:

	Private Placement Warrants
	September 14, 2021	December 31, 2021
Input
Ordinary share price	$9.56	$9.81
Exercise price	$11.50	$11.50
Risk-free rate of interest	0.94%	1.32%
Volatility	15.71%	9.88%
Term	6.00	5.69
Warrant to buy one share	$0.8873	$0.5058
Dividend yield	0.00%	0.00%
The forward purchase agreement is a plain vanilla forward contract with delivery of the Units and payment contingent on the consummation of an acquisition. The value per forward purchase unit is equal to the probability of an acquisition occurring, multiplied by the value of the unit at the initial public offering date, multiplied by (1 – exp(-
rt
)) where
r
is the risk-free rate of interest and
t
is the time to acquisition.
The key inputs into the formula were as follows at September 14, 2021 and December 31, 2021:

	Forward Purchase Liability
	September 14, 2021	December 31, 2021
Input
Probability of an acquisition occurring	90.00%	85.00%
Unit price	$10.00	10.10
Risk-free rate of interest	1.00%	0.27%
Time to the acquisition	1.00	0.69